Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Costs Recognized
The costs recognized in net earnings during the year on the defined benefit, defined contribution and other post-employment benefits plans are as follows:

Year ended Dec. 31, 2020	Registered	Supplemental	Other	Total
Current service cost	5	2	1	8
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	16	3	1	20
Interest on plan assets	(11)	(1)	—	(12)
Curtailment and amendment gain	(2)	—	—	(2)
Defined benefit expense	9	4	2	15
Defined contribution expense	9	—	—	9
Net expense	18	4	2	24

Year ended Dec. 31, 2019	Registered	Supplemental	Other	Total
Current service cost	7	2	1	10
Administration expenses	2	—	—	2
Interest cost on defined benefit obligation	19	3	1	23
Interest on plan assets	(12)	(1)	—	(13)
Curtailment and amendment gain	(3)	—	—	(3)
Defined benefit expense	13	4	2	19
Defined contribution expense	9	—	—	9
Net expense	22	4	2	28

Year ended Dec. 31, 2018	Registered	Supplemental	Other	Total
Current service cost	9	2	1	12
Administration expenses	1	—	—	1
Interest cost on defined benefit obligation	18	3	1	22
Interest on plan assets	(13)	—	—	(13)
Defined benefit expense	15	5	2	22
Defined contribution expense	10	—	—	10
Net expense	25	5	2	32
The expected employer contributions for 2021 for the defined benefit pension and other post-employment benefit plans are as follows:

	Registered	Supplemental	Other	Total
Expected employer contributions	5	5	2	12

Defined Benefit Obligation
The status of the defined benefit pension and other post-employment benefit plans is as follows:

Year ended Dec. 31, 2020	Registered	Supplemental	Other	Total
Fair value of plan assets	367	14	—	381
Present value of defined benefit obligation	(542)	(109)	(24)	(675)
Funded status – plan deficit	(175)	(95)	(24)	(294)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(5)	(5)	(2)	(12)
Other long-term liabilities	(170)	(90)	(22)	(282)
Total amount recognized	(175)	(95)	(24)	(294)

Year ended Dec. 31, 2019	Registered	Supplemental	Other	Total
Fair value of plan assets	373	13	—	386
Present value of defined benefit obligation	(543)	(99)	(22)	(664)
Funded status – plan deficit	(170)	(86)	(22)	(278)
Amount recognized in the consolidated financial statements:
Accrued current liabilities	(3)	(5)	(2)	(10)
Other long-term liabilities	(167)	(81)	(20)	(268)
Total amount recognized	(170)	(86)	(22)	(278)
The present value of the obligation for the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
Present value of defined benefit obligation as at Dec. 31, 2018	514	80	25	619
Current service cost	7	2	1	10
Interest cost	19	3	1	23
Benefits paid	(51)	(4)	(1)	(56)
Curtailment	(3)	—	—	(3)
Actuarial gain arising from demographic assumptions	—	—	(2)	(2)
Actuarial loss arising from financial assumptions	57	9	2	68
Actuarial gain (loss) arising from experience adjustments	2	9	(4)	7
Effect of translation on US plans	(2)	—	—	(2)
Present value of defined benefit obligation as at Dec. 31, 2019	543	99	22	664
Current service cost	5	2	1	8
Interest cost	16	3	1	20
Benefits paid	(45)	(5)	(1)	(51)
Curtailment	(2)	—	—	(2)
Actuarial loss arising from demographic assumptions	—	—	—	—
Actuarial loss arising from financial assumptions	43	10	2	55
Actuarial gain arising from experience adjustments	(17)	—	—	(17)
Effect of translation on US plans	(1)	—	(1)	(2)
Present value of defined benefit obligation as at Dec. 31, 2020	542	109	24	675

Plan Assets
The fair value of the plan assets of the defined benefit pension and other post-employment benefit plans is as follows:

	Registered	Supplemental	Other	Total
As at Dec. 31, 2018	368	13	—	381
Interest on plan assets	12	1	—	13
Net return on plan assets	40	—	—	40
Contributions	6	4	1	11
Benefits paid	(50)	(5)	(1)	(56)
Administration expenses	(2)	—	—	(2)
Effect of translation on US plans	(1)	—	—	(1)
As at Dec. 31, 2019	373	13	—	386
Interest on plan assets	11	1	—	12
Net return on plan assets	25	(1)	—	24
Contributions	6	6	1	13
Benefits paid	(45)	(5)	(1)	(51)
Administration expenses	(1)	—	—	(1)
Effect of translation on US plans	(2)	—	—	(2)
As at Dec. 31, 2020	367	14	—	381
The fair value of the Corporation’s defined benefit plan assets by major category is as follows:

Year ended Dec. 31, 2020	Level I	Level II	Level III	Total
Equity securities
Canadian	—	64	—	64
US	—	30	—	30
International	—	103	—	103
Private	—	—	1	1
Bonds
AAA	—	36	—	36
AA	—	67	—	67
A	—	34	—	34
BBB	1	22	—	23
Below BBB	—	4	—	4
Money market and cash and cash equivalents	—	19	—	19
Total	1	379	1	381

Year ended Dec. 31, 2019	Level I	Level II	Level III	Total
Equity securities
Canadian	—	66	—	66
US	—	28	—	28
International	—	102	—	102
Private	—	—	1	1
Bonds
AAA	—	40	—	40
AA	—	68	—	68
A	—	37	—	37
BBB	1	21	—	22
Below BBB	—	3	—	3
Money market and cash and cash equivalents	—	19	—	19
Total	1	384	1	386

Assumptions	Assumptions

The significant actuarial assumptions used in measuring the Corporation’s defined benefit obligation for the defined benefit pension and other post-employment benefit plans are as follows:

	As at Dec. 31, 2020			As at Dec. 31, 2019
(per cent)	Registered	Supplemental	Other	Registered	Supplemental	Other
Accrued benefit obligation
Discount rate	2.4	2.3	2.3	3.0	3.0	3.0
Rate of compensation increase	2.9	3.0	—	2.8	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(1)(3)	—	—	6.8	—	—	7.0
Dental-care cost escalation	—	—	4.0	—	—	4.0
Benefit cost for the year
Discount rate	3.0	3.0	3.0	3.9	3.8	3.9
Rate of compensation increase	2.9	3.0	—	2.5	3.0	—
Assumed health-care cost trend rate
Health-care cost escalation(2)(4)	—	—	7.1	—	—	7.4
Dental-care cost escalation	—	—	4.0	—	—	4.0
(1) 2020 Post- and pre-65 rates: decreasing gradually to 4.5% by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2030 for Canada.
(2) 2020 Post- and pre-65 rates: decreasing gradually to 4.5% by 2029 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2030 for Canada.
(3) 2019 Post- and pre-65 rates: decreasing gradually to 4.5% by 2030 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2027 for Canada.
(4) 2019 Post- and pre-65 rates: decreasing gradually to 4.5% by 2027 and remaining at that level thereafter for the US and decreasing gradually by 0.3% per year to 4.5% in 2027 for Canada.

Schedule of Estimated Increase In The Net Defined Benefit Obligation Assuming Certain Changes In Key Assumptions
The following table outlines the estimated increase in the net defined benefit obligation assuming certain changes in key assumptions:

	Canadian plans			US plans
Year ended Dec. 31, 2020	Registered	Supplemental	Other	Pension	Other
1% decrease in the discount rate	74	17	2	3	1
1% increase in the salary scale	5	—	—	4	1
1% increase in the health-care cost trend rate	—	—	2	—	—
10% improvement in mortality rates	20	4	—	1	—